Commitments and Contingencies (Tables)	12 Months Ended
May 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments

The following is a schedule showing the future minimum lease payments under operating leases by years and the present value of the minimum payments as of May 31, 2019.

2020	$25,858
2021	$29,311
2022	$30,484
2023	$31,703
2024	$24,484
Total Operating Lease Obligations	$141,840
Less: Amount representing interest	$(40,919)
Present Value of minimum lease payments	$100,921